CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (308)
OTHER COMPREHENSIVE INCOME, NET OF INCOME TAX:
Unrealized gains (losses) on derivative instruments, net of income tax benefit of $0, $0, and $0	0
Unrealized gains (losses) on derivative instruments, net of income tax benefit of $0, $0, and $0	0
Reclassification of losses on settled derivative instruments, net of income tax expense of $0, $0 and $0	35
Other Comprehensive Income	35
COMPREHENSIVE INCOME (LOSS)	(273)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	$ (273)